Disclosure of Net Defined Benefit Liability (Asset) (Details) - Unfunded Plan1 [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balances - Beginning of the period	$ 15,435	$ 13,788
Current service cost	49	54
Interest cost	67	163
Actuarial (gain) loss arising from changes in financial assumptions	(133)	651
Benefits paid	(344)	(532)
Impact of foreign exchange rate changes	(859)	1,311
Balances - End of the period	14,215	15,435
Amounts recognized: In net loss	116	(218)
Amounts recognized: In other comprehensive loss	(992)	(1,961)
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Balances - Beginning of the period	15,341
Current service cost	46
Interest cost	67
Actuarial (gain) loss arising from changes in financial assumptions	(133)
Benefits paid	(342)
Impact of foreign exchange rate changes	(854)
Balances - End of the period	14,125	15,341
Amounts recognized: In net loss	113
Amounts recognized: In other comprehensive loss	(987)
Other Benefit Plans [Member]
IfrsStatementLineItems [Line Items]
Balances - Beginning of the period	94
Current service cost	3
Interest cost
Actuarial (gain) loss arising from changes in financial assumptions
Benefits paid	(2)
Impact of foreign exchange rate changes	(5)
Balances - End of the period	90	$ 94
Amounts recognized: In net loss	3
Amounts recognized: In other comprehensive loss	$ (5)